Average Annual Total Returns - FidelitySAIUSMomentumIndexFund-PRO - FidelitySAIUSMomentumIndexFund-PRO - Fidelity SAI U.S. Momentum Index Fund	Sep. 29, 2023
Fidelity SAI U.S. Momentum Index Fund | Return Before Taxes
Average Annual Return:
Past 1 year	(15.78%)
Past 5 years	10.45%
Since Inception	12.64%
Fidelity SAI U.S. Momentum Index Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	(16.19%)
Past 5 years	8.37%
Since Inception	10.79%
Fidelity SAI U.S. Momentum Index Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(9.05%)
Past 5 years	8.03%
Since Inception	9.95%
IXZE4
Average Annual Return:
Past 1 year	(15.73%)
Past 5 years	10.55%
Since Inception	12.77%	[1]

[1]	AFrom February 9, 2017.